UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	June 30, 2008
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	07/14/2008
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK 023135106	 51,158	  697,635	   X		    651,640	  45,995
American Express Co.		COMMON STOCK 025816109	 51,184	1,358,749	   X		  1,264,610	  94,139
Apple Inc.			COMMON STOCK 037833100	 46,642	  278,562	   X		    259,840	  18,722
Automatic Data Processing, Inc.	COMMON STOCK 053015103	 75,270	1,796,424	   X		  1,673,786	 122,638
Coca Cola Company		COMMON STOCK 191216100	 88,793	1,708,217	   X		  1,593,416	 114,801
Costco Wholesale Corp.		COMMON STOCK 22160K105	 38,921	  554,901	   X		    513,881	  41,020
Ebay Inc.			COMMON STOCK 278642103	 53,176	1,945,704	   X		  1,816,789	 128,915
Ecolab Inc.			COMMON STOCK 278865100	 38,928	  905,512	   X		    847,002	  58,510
Electronic Arts Inc.		COMMON STOCK 285512109	105,801	2,381,299	   X		  2,230,134	 151,165
FedEx Corp.			COMMON STOCK 31428x106	 47,677	  605,112	   X		    562,982	  42,130
General Electric Co.		COMMON STOCK 369604103	 52,903	1,982,118	   X		  1,845,559	 136,559
Genzyme Corp.			COMMON STOCK 372917104	106,879	1,486,906	   X		  1,390,921	  95,985
Google				COMMON STOCK 38259P508	 70,252	  133,452	   X		    125,220	   8,232
Henry Schein			COMMON STOCK 806407102	 18,588	  360,446	   X		    337,296	  23,150
Lowe's Co. Inc.			COMMON STOCK 548661107	 54,997	2,650,445	   X		  2,486,122	 164,323
Medtronic Inc.			COMMON STOCK 585055106	112,566	2,175,182	   X		  2,040,972	 134,210
Microsoft Corp.			COMMON STOCK 594918104	 78,244	2,844,212	   X		  2,663,197	 181,015
Nortel Networks			COMMON STOCK 656568508	    111	   13,522	   X		     13,522	       0
Pepsico Inc.			COMMON STOCK 713448108	 71,917	1,130,943	   X		  1,056,247	  74,696
Procter & Gamble Co.		COMMON STOCK 742718109	 93,788	1,542,307	   X		  1,443,547	  98,760
Qualcomm Inc.			COMMON STOCK 747525103	 78,179	1,761,980	   X		  1,649,536	 112,444
SAP AG ADR			COMMON STOCK 803054204	 55,431 1,063,732          X                985,542       78,190
Staples				COMMON STOCK 855030102   95,635	4,026,716	   X		  3,756,191	 270,525
Starbucks Corporation		COMMON STOCK 855244109	 38,510	2,446,632	   X		  2,284,812	 161,820
State Street Corp.		COMMON STOCK 857477103	 73,695	1,151,667	   X		  1,078,872	  72,795
Sysco Corp. 			COMMON STOCK 871829107	 56,168	2,041,743	   X		  1,906,751	 134,992
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	 81,146	1,771,739	   X		  1,655,819	 115,920
Walgreen Co.			COMMON STOCK 931422109	 34,504	1,061,322	   X		    989,538	  71,784
Zimmer Holdings Inc.		COMMON STOCK 98956p102	 56,404	  828,866	   X		    773,201	  55,665

						      1,827,467


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